Other Non Current Liabilities - Components of other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities, Noncurrent [Abstract]
Net actuarial loss	$ 2,104	$ 3,046
Defined benefit plan adjustment, net of tax of $0	$ 2,104	$ 3,046